Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 1,373	$ 1,363	$ 1,705
Adjustments to reconcile net income/(loss) to net cash provided by operations
Provision for credit losses	547	347	197
Depreciation and amortization	5,121	4,465	3,955
Amortization of upfront interest supplements	(1,341)	(1,078)	(1,021)
Net change in deferred income taxes	340	1,042	230
Net change in other assets	(413)	129	106
Net change in other liabilities	462	(348)	(294)
All other operating activities	142	(210)	(63)
Net cash provided by/(used in) operating activities	6,231	5,710	4,815
Cash flows from investing activities
Purchases of finance receivables (excluding wholesale and other)	(37,494)	(39,512)	(35,818)
Collections of finance receivables (excluding wholesale and other)	30,924	31,560	30,341
Purchases of operating lease vehicles	(14,441)	(14,355)	(12,694)
Liquidations of operating lease vehicles	7,920	6,570	6,152
Net change in wholesale receivables and other	(1,499)	(5,126)	(2,189)
Purchases of marketable securities	(7,289)	(12,199)	(13,598)
Proceeds from sales and maturities of marketable securities	6,756	12,704	12,236
Settlements of derivatives	215	210	34
All other investing activities	(164)	20	33
Net cash provided by/(used in) investing activities	(15,072)	(20,128)	(15,503)
Cash flows from financing activities
Proceeds from issuances of long-term debt	42,971	48,124	39,858
Principal payments on long-term debt	(38,000)	(31,474)	(27,801)
Change in short-term debt, net	3,403	1,229	(3,757)
Cash distributions to parent	0	(250)	(395)
All other financing activities	(103)	(101)	(109)
Net cash provided by/(used in) financing activities	8,271	17,528	7,796
Effect of exchange rate changes on cash and cash equivalents	(239)	(403)	(353)
Net increase/(decrease) in cash and cash equivalents	(809)	2,707	(3,245)
Cash and cash equivalents at January 1	8,886	6,179	9,424
Net increase/(decrease) in cash and cash equivalents	(809)	2,707	(3,245)
Cash and cash equivalents at December 31	8,077	8,886	6,179
Supplementary cash flow information for continuing operations
Interest paid	2,443	2,239	2,652
Income taxes paid	$ 107	$ 74	$ 314